THE ADVISORS' INNER CIRCLE FUND II

                         Perimeter Small Cap Growth Fund
                                  (the "Fund")

                      Supplement dated June 3, 2009 to the
                   I Shares Prospectus dated November 28, 2008

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------


Effective June 3, 2009, the Fund's adviser, Perimeter Capital Management LLC (the "Adviser"), has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.10% (formerly 1.00%) of the Fund's I Shares' average daily net assets. Accordingly, the Prospectus is hereby amended as follows:

1. ON PAGE 5, THE FOLLOWING REPLACES THE FOOTNOTE TO THE FEE TABLE UNDER THE HEADING "ANNUAL FUND OPERATING EXPENSES:"

         * The actual Total Annual Fund Operating Expenses for the most recently completed fiscal year were less than the amount shown above because the Adviser voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's I Shares' average daily net assets. Effective June 3, 2009, the Adviser has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.10% of the Fund's I Shares' average daily net assets. The Adviser may discontinue all or part of its fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.10% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period.

2. ON PAGE 10, THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE HEADING "INVESTMENT ADVISER:"

         For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% based on the average daily net assets of the Fund. Effective June 3, 2009, the Adviser has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.10% of the Fund's I Shares' average daily net assets. Prior to June 3, 2009, the Adviser had voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's I Shares' average daily net assets. The Adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and 1.10% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. For the fiscal year ended July 31, 2008, the Fund paid 0.62% of its average daily net assets in advisory fees to the Adviser.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 PCM-SK-002-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                         PERIMETER SMALL CAP GROWTH FUND
                                  (THE "FUND")

                      SUPPLEMENT DATED JUNE 3, 2009 TO THE
            INVESTOR CLASS SHARES PROSPECTUS DATED NOVEMBER 28, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------


Effective June 3, 2009, the Fund's adviser, Perimeter Capital Management LLC (the "Adviser"), has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding, as a percentage of the Fund's Investor Class Shares' average daily net assets, 1.10% (formerly 1.00%) plus the amount of any shareholder servicing fees paid by the Fund up to 0.25%. Accordingly, the Prospectus is hereby amended as follows:

1. ON PAGE 5, THE FOLLOWING REPLACES THE FOOTNOTES TO THE FEE TABLE UNDER THE HEADING "ANNUAL FUND OPERATING EXPENSES:"

         *        Other Expenses include shareholder servicing fees of 0.25%.

         ** The actual Total Annual Fund Operating Expenses for the most recently completed fiscal year were less than the amount shown above because the Adviser voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding, as a percentage of the Fund's Investor Class Shares' average daily net assets, 1.00% plus the amount of any shareholder servicing fees. During the most recently completed fiscal year, the Fund paid 0.16% in shareholder servicing fees. Effective June 3, 2009, the Adviser has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding, as a percentage of the Fund's Investor Class Shares' average daily net assets, 1.10% plus the amount of any shareholder servicing fees paid by the Fund up to 0.25%. The Adviser may discontinue all or part of its fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.10% plus the amount of any shareholder servicing fees paid by the Fund up to 0.25% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period.

2. ON PAGE 10, THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE HEADING "INVESTMENT ADVISER:"

         For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% based on the average daily net assets of the Fund. Effective June 3, 2009, the Adviser has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding, as a percentage of the Fund's Investor Class Shares' average daily net assets, 1.10% plus the amount of any shareholder servicing fees paid by the Fund up to 0.25%. Prior to June 3, 2009, the Adviser had voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding, as a percentage of the Fund's Investor Class Shares' average daily net assets, 1.00% plus the amount of any shareholder servicing fees paid by the Fund up to 0.25%. The Adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Adviser's expense cap to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. For the fiscal year ended July 31, 2008, the Fund paid 0.62% of its average daily net assets in advisory fees to the Adviser.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 PCM-SK-001-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                         PERIMETER SMALL CAP GROWTH FUND
                                  (THE "FUND")

                      SUPPLEMENT DATED JUNE 3, 2009 TO THE
       STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED NOVEMBER 28, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

--------------------------------------------------------------------------------

Effective June 3, 2009, the Fund's adviser, Perimeter Capital Management LLC (the "Adviser"), has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding, as a percentage of the Fund's average daily net assets, 1.10% (formerly 1.00%) plus, with respect to the Fund's Investor Class Shares, the amount of any shareholder servicing fees paid by the Fund up to 0.25%. Accordingly, the SAI is hereby amended as follows:

     ON PAGE 15 OF THE SAI, THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "THE ADVISER:"

     ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund. Effective June 3, 2009 the Adviser has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding, as a percentage of the Fund's average daily net assets, 1.10% plus, with respect to the Fund's Investor Class Shares, the amount of any shareholder servicing fees paid by the Fund up to 0.25%. The Adviser may discontinue all or part of its fee reductions or expense reimbursements at any time. Prior to June 3, 2009, the Adviser voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding, as a percentage of the Fund's average daily net assets, 1.00% plus, with respect to the Fund's Investor Class Shares, the amount of any shareholder servicing fees paid by the Fund up to 0.25%. Prior to January 3, 2008, the Adviser voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.29% of the Fund's Investor Class Shares' average daily net assets. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense limits that have been in effect during the preceding three-year period, to recapture all or a portion of its prior fee reductions or expense limitation reimbursements made during the preceding three-year period.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 PCM-SK-003-0100